SCHEDULE OF REMAINING CONTRACTUAL MATURITIES (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 524,624	$ 416,398
Lease liabilities	6,324	14,419	$ 23,131
Borrowings (excluding lease liabilities)	441,698	803,606
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	521,680	410,798
Lease liabilities	6,462	8,227
Borrowings (excluding lease liabilities)	53,261	2,190,724
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities		6,856
Borrowings (excluding lease liabilities)	53,261	56,506
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Borrowings (excluding lease liabilities)	159,782	169,518
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Borrowings (excluding lease liabilities)	288,495	362,580
Total Undiscounted Cash Flow [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	521,680	410,798
Lease liabilities	6,462	15,083
Borrowings (excluding lease liabilities)	$ 554,799	$ 2,779,328